SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 7,166	[1],[2]	$ 11,375	[3],[4]	$ 9,351	[5],[6]
Revenues from services [member]
IfrsStatementLineItems [Line Items]
Revenues	1,432		1,730		1,364
Revenues from leasing [member]
IfrsStatementLineItems [Line Items]
Revenues	358		433		341
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	4,844		3,084		3,958
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 532		$ 6,128		$ 3,688

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.